Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2022		December 31, 2021
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Convertible debentures	Level 1	129,750	131,795	129,750	135,963
Financing obligations	Level 2	32,889	30,783	47,945	47,010
Mortgage	Level 2	29,231	24,329	30,000	29,756

Schedule of major customers
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2022	2021
Customer A	31%	38%
Customer B	24%	27%
Customer C	21%	10%
Customer D	14%	17%
The following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2022	December 31, 2021
Customer 1	32%	45%
Customer 2	16%	6%
Customer 3	15%	15%
Customer 4	11%	15%

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2022	December 31, 2021
Trade accounts receivable	$39,625	$51,774
Holdbacks	372	380
Accrued trade receivables	33,207	12,266
Contract receivables, included in accounts receivable	$73,204	$64,420
Other receivables	10,607	4,367
Total accounts receivable	$83,811	$68,787
Contract assets	15,802	9,759
Total	$99,613	$78,546

Schedule of trade receivables aging	As at December 31, 2022, and December 31, 2021, trade receivables and holdbacks are aged as follows:

	December 31, 2022	December 31, 2021
Not past due	$31,923	$31,531
Past due 1-30 days	6,190	19,209
Past due 31-60 days	1,174	1,250
More than 61 days	710	164
Total	$39,997	$52,154